DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE AND CREDIT RISK OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Estimated Fair Values of Financial Instruments

The estimated fair values of the the Group’s financial instruments are:

	December 31, 2011		December 31, 2010		June 30, 2010
	Carrying value	Fair value	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Cash and cash equivalents	744.0	744.0	809.5	809.5	500.7	500.7
Receivables	483.4	483.4	411.4	411.4	305.4	305.4
Non-current investments	272.2	272.2	344.3	344.3	254.3	254.3
Financial liabilities
Long-term loans	1,360.7	1,263.0	1,136.6	1,107.5	430.0	430.0
Accounts payable and provisions	669.9	669.9	670.6	670.6	551.9	551.9
Interest payable	11.2	11.2	4.1	4.1	4.5	4.5
Short-term loans and current portion of long-term loans	547.0	547.0	261.7	261.2	691.1	691.1
Other non-current liabilities	13.5	13.5	19.7	19.7	—	—

Financial Assets Measured at Fair Value by Level

The following table sets forth our financial assets and liabilities measured at fair value by level within the fair value hierarchy. As required by Accounting Standard Codification, or ASC, fair value guidance, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair value at December 31, 2011
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	77.3	77.3	—	—
Investments held by environmental trust funds	161.5	122.5	39.0	—
Unlisted investments	2.6	—	—	2.6
Trade receivable from provisional copper concentrate sales, net	88.4	—	88.4	—

	329.8	199.8	127.4	2.6

	Fair value at December 31, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	124.4	124.4	—	—
Investments held by environmental trust funds	168.5	120.0	48.5	—
Unlisted investments	1.7	—	—	1.7
Trade receivable from provisional copper concentrate sales, net	83.2	—	83.2	—

	377.8	244.4	131.7	1.7

	Fair value at June 30, 2010
	Total $ m	Level 1 $ m	Level 2 $ m	Level 3 $ m
Assets:
Listed investments	76.8	76.8	—	—
Investments held by environmental trust funds	133.8	80.3	53.5	—
Unlisted investments	1.3	—	—	1.3
Trade receivable from provisional copper concentrate sales, net	45.7	—	45.7	—

	257.6	157.1	99.2	1.3

Changes in Fair Value of Level 3 Financial Assets

The table below sets forth a summary of changes in the fair value of our Level 3 financial assets.

	December 31, 2011	December 31, 2010	June 30, 2010
Balance at the beginning of the period	1.7	1.3	0.8
Additions	0.4	—	0.9
Settlements	—	(0.8)	(0.7)
Impairments	—	—	(0.5)
Unrealized gain	0.5	1.2	0.8

Balance at the end of the period	2.6	1.7	1.3